Financial Assets - Summary of Financial Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Other equity instrument investment (FVOCI)	¥ 1,049	¥ 1,080	[1]
Other non-current financial assets (FVPL)	106	103
Other financial assets	0	440	[1]
Non listed shares [member]
Disclosure of financial assets [line items]
Other equity instrument investment (FVOCI)	188	234
Other non-current financial assets (FVPL)	32	32
Non-tradable shares [member]
Disclosure of financial assets [line items]
Other equity instrument investment (FVOCI)	861	846
Listed shares [member]
Disclosure of financial assets [line items]
Other non-current financial assets (FVPL)	¥ 74	¥ 71

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).